Shareholder Report, Average Annual Return (Details)	1 Months Ended	5 Months Ended	8 Months Ended	12 Months Ended	14 Months Ended	17 Months Ended	24 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025
Return Stacked Global Stocks & Bonds ETF
Average Annual Return [Line Items]
Average Annual Return, Percent				14.88%	18.61%
Return Stacked(R) U.S. Stocks & Managed Futures ETF
Average Annual Return [Line Items]
Average Annual Return, Percent				24.65%		17.75%
Return Stacked(R) Bonds & Managed Futures ETF
Average Annual Return [Line Items]
Average Annual Return, Percent				1.60%			(6.32%)
Return Stacked(R) U.S. Stocks & Futures Yield ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			1.09%
Return Stacked(R) Bonds & Futures Yield ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		(10.42%)
Return Stacked(R) Bonds & Merger Arbitrage ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	0.40%
S&P Composite 1500 TR Index
Average Annual Return [Line Items]
Average Annual Return, Percent				25.80%	28.22%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent			14.86%	26.38%		25.10%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.53%)		2.07%			2.55%
Bloomberg U.S. Treasury Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.18%)